UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Footprints Discover Value Fund

Registrant: NORTHERN LIGHTS FUND TRUST III - Footprints Discover Value Fund									Item 1, Exhibit 10
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
	American Superconductor	AMSC	30111207	8/1/2019	Annual Meeting		yes	7/3/2019	For
1	Centurylink	CTL	156700106	5/20/2020	Annual Meeting		yes	5/5/2020	For
2	Lonestar Resouces	LONE	54240103	5/26/2020	Annual Meeting		yes	5/5/2020	For
3	Municipal Bond Insurance	MBIA	55262C100	5/5/2020	Annual Meeting		Yes	4/6/2020	For
4	Applied Optoelectronics	AAOI	03823U102	6/4/2020	Annual Meeting		yes	5/18/2020	For
5	Iconix Brand Group	ICON	451055305	6/16/2020	Annual Meeting		yes	5/18/2020	For
6	Tutor Perini Corp	TPC	901109108	5/20/2020	Annual Meeting		yes	5/18/2020	For
7	Seachange	SEAC	811699107	7/9/2020	Annual Meeting		yes	6/9/2020	For
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CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: July 23, 2020

*Print the name and title of each signing officer under his or her signature.